Related Party Transactions - Schedule of Balances Due from Related Parties and Due to Related Parties (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Ocean Master Worldwide Corporation [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 71,663
Outstanding receivable		11,546		11,546
Keen Best Shipping Co Limited [Member]
Related Party Transaction [Line Items]
Due from related parties				86,817
Services provided to related parties		497,079	$ 176,218
Topsheen Shipping Singapore Pte. Ltd.[Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	433,371		381,780
Outstanding receivable	[2]	635,108		213,209
Services provided to related parties		9,430,014	5,143,724
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		433,371		540,260
Outstanding receivable		25,159,271		25,064,888
Services provided to related parties		11,957,102	6,978,442
Short-term office lease expense from a related party		13,795	13,979
General and administrative expenses shared with a related party		55,997	63,032
Topsheen Shipping Group Limited [Member]
Related Party Transaction [Line Items]
Outstanding receivable	[3]	17,099		45,504
Nanjing Top Confidence Marine Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding receivable	[3]	18,572		17,683
Due to Shareholders and Affiliates [Member]
Related Party Transaction [Line Items]
Outstanding receivable	[4]	24,476,946		$ 24,776,946
Mei Da Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided to related parties		690,649	805,211
Tong Da Shipping Co. Limited [Member]
Related Party Transaction [Line Items]
Services provided to related parties		721,736	853,289
Topsheen bulk Singapore Pte. Ltd.[Member]
Related Party Transaction [Line Items]
Services provided to related parties		617,624
Mr. Jun Li’s affiliate [Member]
Related Party Transaction [Line Items]
Short-term office lease expense from a related party		13,795	13,979
Topsheen Shipping Group Co., Ltd [Member]
Related Party Transaction [Line Items]
General and administrative expenses shared with a related party		$ 55,997	$ 63,032

[1]	The balance represents the outstanding receivable from Topsheen Shipping Singapore Pte. Ltd for the time charter service provided by the Group.
[2]	The balance mainly represented hire charter collected in advance from Topsheen Shipping Singapore Pte. Ltd.
[3]	The balances mainly represented the expenses paid on behalf of the Group.
[4]	The balances mainly represented non-interest-bearing loans from the shareholders (and their affiliates) of the Group and due on demand.